Share Capital and Capital reserve	6 Months Ended
Jun. 30, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital and Capital reserve	Share Capital, Capital reserve and Other reserves
Ordinary Shares

On January 4, 2021, the Company issued a share dividend of 3,875,036 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2019 dividend price of $25.2127 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $28.7055 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2020).

On March 13, 2020, the Company announced a share repurchase program to purchase up to an aggregate of $300 million of the Company’s ordinary shares. Acquisitions pursuant to the stock repurchase program may be made from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. From January 1, 2021 to January 8, 2021, the Company entered into agreements to repurchase and cancel 507,396 ordinary shares in open market transactions for $12.8 million (€10.5 million) under the program.

See Note 15 for further information on restricted shares vested as part of the 2016 and 2017 Management Share Awards.

The following is the authorized share capital available to the Company:
•Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share
•Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share

	Shares		June 30, 2021	December 31, 2020
	June 30, 2021	December 31, 2020	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	176,624,849	172,180,897	1,679.0	1,636.9
Founder Preferred Shares with nil nominal value	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			1,689.6	1,647.5
Listing and share transaction costs			—	(27.0)
Total net share capital and capital reserve			1,689.6	1,620.5
Other Reserves
Other reserves as at June 30, 2021, include a cash flow hedging reserve of €5.0 million (December 31, 2020: €21.7 million as restated in Note 2) and a cost of hedging reserve of €2.8 million (December 31, 2020: €4.4 million as restated in Note 2).